Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 28, 2021	Jul. 07, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 19, 2018	Dec. 31, 2017	Dec. 14, 2017	Dec. 31, 2016	Dec. 05, 2016	Dec. 31, 2015	Dec. 31, 2014
C000228389
Account Value [Line Items]
Account Value	$ 5,326,630	$ 4,850,860	$ 5,921,543	$ 8,270,000		$ 10,000,000
C000228388
Account Value [Line Items]
Account Value	5,317	4,844	5,909	8,270		$ 10,000
C000130829
Account Value [Line Items]
Account Value	37,795,283	38,228,951	34,693,263	51,257,689			$ 47,709,246	$ 37,286,725	$ 28,177,857		$ 33,563,576		$ 26,101,808		$ 26,153,627	$ 25,000,000
C000130830
Account Value [Line Items]
Account Value	151,895,634	153,530,471	139,233,287	205,567,537			191,202,689	149,327,227	112,767,997		134,228,838		104,407,231		104,614,507	100,000,000
C000186039
Account Value [Line Items]
Account Value	15,118,984	15,298,211	13,881,444	20,512,306			19,087,609	14,914,638	11,278,737		13,434,455		10,440,723		10,461,451	10,000,000
C000186038
Account Value [Line Items]
Account Value	14,991	15,179	13,785	20,375			18,977	14,853	11,228		13,388		10,410		10,446	10,000
C000078427
Account Value [Line Items]
Account Value	37,735,815	37,447,900	34,014,273	49,418,591			47,835,662	37,148,599	28,199,564		33,726,526		25,690,149		25,539,010	25,000,000
C000078428
Account Value [Line Items]
Account Value	151,410,376	150,148,955	136,286,462	197,870,002			191,396,193	148,594,396	112,798,255		134,906,104		102,760,594		102,156,041	100,000,000
C000186033
Account Value [Line Items]
Account Value	15,100,382	14,987,644	13,608,413	19,777,060			19,140,254	14,863,066	11,283,612		13,490,708		10,276,059		10,215,604	10,000,000
C000186032
Account Value [Line Items]
Account Value	14,950	14,843	13,501	19,629			19,019	14,780	11,231		13,449		10,245		10,200	10,000
C000018471
Account Value [Line Items]
Account Value	41,321,344	38,995,049	34,111,731	46,374,949			51,015,398	39,378,638	30,763,612		36,159,501		23,630,573		22,920,518	25,000,000
C000157005
Account Value [Line Items]
Account Value	166,262,339	156,793,080	137,061,329	186,204,692			204,688,338	157,887,858	123,258,897		144,777,104		94,546,599		91,684,627	100,000,000
C000157006
Account Value [Line Items]
Account Value	333,639,940	314,543,313	274,877,565	373,324,366			410,263,215	316,363,883	246,902,231		289,919,108		189,274,182		183,424,584	200,000,000
C000018472
Account Value [Line Items]
Account Value	838,276,889	789,899,103	689,954,449	936,586,417			1,028,734,702	792,884,845	618,490,348		725,883,794		473,660,077		458,792,088	500,000,000
C000186027
Account Value [Line Items]
Account Value	16,514,124	15,579,123	13,629,781	18,536,256			20,388,067	15,737,018	12,294,734		14,448,849		9,444,733		9,161,993	10,000,000
C000186026
Account Value [Line Items]
Account Value	16,361	15,451	13,529	18,412			20,274	15,665	12,244		14,402		9,416		9,148	10,000
C000233007
Account Value [Line Items]
Account Value	9,864,750	9,299,948	7,508,092	10,020,000	$ 10,000,000
C000233008
Account Value [Line Items]
Account Value	9,865	9,300	7,508	10,020	10,000
C000078432
Account Value [Line Items]
Account Value	59,541,934	53,679,410	44,880,290	63,279,786			58,799,798	43,125,512	32,533,083		35,922,455		26,696,076		25,436,412	25,000,000
C000078430
Account Value [Line Items]
Account Value	480,836,365	433,060,448	361,712,518	509,491,215			472,947,868	346,526,351	261,151,980		288,069,463		213,903,276		203,674,364	200,000,000
C000186034
Account Value [Line Items]
Account Value	23,816,229	21,481,241	17,953,758	25,315,215			23,530,309	17,249,219	13,020,006		14,367,551		10,680,229		10,176,606	10,000,000
C000186035
Account Value [Line Items]
Account Value	23,632	21,336	17,855	25,196			23,442	17,201	12,976		14,325		10,648		10,161	10,000
C000233009
Account Value [Line Items]
Account Value	5,730,469	5,950,487	6,740,552	9,980,000	10,000,000
C000233010
Account Value [Line Items]
Account Value	5,731	5,941	6,741	9,980	$ 10,000
C000034445
Account Value [Line Items]
Account Value	42,930,038	40,868,029	34,425,433	48,242,468			48,591,562	38,403,645	29,062,741		34,834,203		25,810,906		24,526,344	25,000,000
C000034446
Account Value [Line Items]
Account Value	172,931,938	164,511,323	138,480,534	193,924,954			195,190,919	154,158,036	116,580,609		139,634,987		103,391,855		98,177,906	100,000,000
C000078438
Account Value [Line Items]
Account Value	346,025,214	329,073,519	276,921,468	387,678,487			390,093,009	307,992,661	232,848,036		278,808,811		206,487,247		196,210,750	200,000,000
C000116266
Account Value [Line Items]
Account Value	871,588,947	828,480,209	696,830,751	975,044,818			980,626,108	773,855,011	584,756,223		699,828,273		517,770,707		491,263,495	500,000,000
C000186029
Account Value [Line Items]
Account Value	17,174,301	16,354,209	13,770,752	19,300,370			19,444,260	15,364,875	11,625,565		13,929,363		10,324,362		9,810,538	10,000,000
C000186028
Account Value [Line Items]
Account Value	17,072	16,269	13,718	19,230			19,385	15,341	11,612		13,936		10,324		9,811	10,000
C000193787
Account Value [Line Items]
Account Value	20,822,402	17,564,660	15,284,241	25,282,259			25,076,753	12,724,361	8,760,000		10,050,000	$ 10,000,000
C000193786
Account Value [Line Items]
Account Value	20,632	17,435	15,194	25,148			24,954	12,672	8,720		10,050	$ 10,000
C000034448
Account Value [Line Items]
Account Value	48,620,671	45,076,486	39,433,944	60,135,850			66,381,545	40,734,421	29,659,387		35,874,921		24,556,183		24,231,892	25,000,000
C000034449
Account Value [Line Items]
Account Value	195,816,067	181,413,953	158,594,096	241,684,160			266,599,472	163,480,765	118,949,870		143,775,701		98,345,890		96,977,894	100,000,000
C000078439
Account Value [Line Items]
Account Value	392,182,792	363,229,229	317,445,430	483,610,597			533,305,416	326,924,291	237,804,442		287,349,359		196,493,320		193,855,134	200,000,000
C000116267
Account Value [Line Items]
Account Value	986,947,273	913,628,502	798,063,646	1,215,207,555			1,339,403,474	820,674,084	596,656,189		720,602,198		492,512,012		485,279,847	500,000,000
C000186031
Account Value [Line Items]
Account Value	19,451,786	18,037,103	15,772,450	24,055,215			26,558,406	16,298,757	11,862,489		14,347,970		9,822,473		9,692,757	10,000,000
C000186030
Account Value [Line Items]
Account Value	19,285	17,889	15,664	23,910			26,415	16,221	11,819		14,298		9,793		9,678	10,000
C000206904
Account Value [Line Items]
Account Value	13,314,954	13,743,682	12,118,548	19,932,394			18,717,247	12,594,820	9,950,000	$ 10,000,000
C000206905
Account Value [Line Items]
Account Value	13,270	13,704	12,101	19,930			18,717	12,595	9,950	$ 10,000
C000144091
Account Value [Line Items]
Account Value	105,922,418	84,733,471	62,029,637	114,946,248			112,141,732	55,578,991	41,635,727		42,236,833		27,414,066		28,497,430	25,000,000
C000186041
Account Value [Line Items]
Account Value	42,367,218	33,901,424	24,810,896	45,978,825			44,867,084	22,238,422	16,657,907		16,896,126		10,965,626		11,398,972	10,000,000
C000186040
Account Value [Line Items]
Account Value	41,989	33,612	24,637	45,691			44,617	22,131	16,591		16,838		10,933		11,382	10,000
C000186037
Account Value [Line Items]
Account Value	34,681,760	26,558,927	18,188,367	40,949,723			42,730,597	18,943,550	14,596,425		13,440,690		9,974,500	$ 10,000,000
C000186036
Account Value [Line Items]
Account Value	34,491	26,442	18,120	40,836			42,648	18,919	14,552		13,437		9,974	$ 10,000
C000118798
Account Value [Line Items]
Account Value	39,618,961	38,508,735	34,935,300	51,123,099			49,555,191	37,110,509	27,976,725		33,556,232		25,528,352		25,390,661	25,000,000
C000118799
Account Value [Line Items]
Account Value	$ 159,585,957	$ 155,005,409	$ 140,524,286	$ 205,492,888			$ 199,049,293	$ 148,957,002	$ 112,216,542		$ 134,501,549		$ 102,252,351		$ 101,632,100	$ 100,000,000